FIRST QUARTER REPORT
November 30, 2023 (Unaudited)

COLUMBIA THREADNEEDLE
INVESTMENTS

COLUMBIA CONTRARIAN CORE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Contrarian Core Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 12.7%

Entertainment 2.2%
Endeavor Group Holdings, Inc., Class A	3,682,703	89,526,510
Take-Two Interactive Software, Inc.(a)	1,119,757	177,145,557

Total		266,672,067

Interactive Media & Services 8.6%
Alphabet, Inc., Class A(a)	1,872,558	248,170,112
Alphabet, Inc., Class C(a)	1,662,838	222,687,265
Match Group, Inc.(a)	2,235,563	72,387,530
Meta Platforms, Inc., Class A(a)	929,858	304,203,045
Pinterest, Inc., Class A(a)	3,148,650	107,274,505
ZoomInfo Technologies, Inc.(a)	4,093,968	58,830,320

Total		1,013,552,777

Media 0.8%
Comcast Corp., Class A	2,269,775	95,080,875

Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.	838,865	126,207,239

Total Communication Services		1,501,512,958

Consumer Discretionary 7.3%

Automobiles 0.9%
Tesla, Inc.(a)	434,639	104,348,131

Broadline Retail 4.2%
Amazon.com, Inc.(a)	3,408,450	497,940,461

Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp.	1,031,520	47,573,702
McDonald’s Corp.	40,791	11,496,536

Total		59,070,238

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	1,079,425	119,028,195
Tapestry, Inc.	2,604,005	82,468,838

Total		201,497,033

Total Consumer Discretionary		862,855,863

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Consumer Staples Distribution & Retail 2.7%
Dollar Tree, Inc.(a)	492,548	60,874,007
Sysco Corp.	1,149,422	82,953,786
Walmart, Inc.	1,100,331	171,310,534

Total		315,138,327

Food Products 0.8%
Mondelez International, Inc., Class A	1,391,504	98,880,274

Household Products 1.3%
Procter & Gamble Co. (The)	975,618	149,776,875

Personal Care Products 0.6%
Coty, Inc., Class A(a)	6,179,982	70,451,795

Total Consumer Staples		634,247,271

Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	2,098,621	140,187,883
Chevron Corp.	1,508,626	216,638,693
EOG Resources, Inc.	1,000,840	123,173,379

Total		479,999,955

Total Energy		479,999,955

Financials 12.8%
Banks 2.7%
Bank of America Corp.	2,565,137	78,211,027
JPMorgan Chase & Co.	1,054,260	164,548,901
Wells Fargo & Co.	1,781,119	79,420,096

Total		322,180,024

Capital Markets 3.0%
BlackRock, Inc.	250,225	187,976,527
Charles Schwab Corp. (The)	579,248	35,519,487
MSCI, Inc.	44,929	23,401,270
S&P Global, Inc.	246,126	102,346,574

Total		349,243,858

Consumer Finance 0.2%
American Express Co.	179,694	30,686,345

2        Columbia Contrarian Core Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Contrarian Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 6.4%
Berkshire Hathaway, Inc., Class B(a)	801,714	288,617,040
Block, Inc., Class A(a)	1,103,914	70,021,265
MasterCard, Inc., Class A	459,561	190,180,128
Visa, Inc., Class A	785,179	201,539,746

Total		750,358,179

Insurance 0.5%
Aon PLC, Class A	182,789	60,044,359

Total Financials		1,512,512,765

Health Care 12.0%
Biotechnology 3.3%
AbbVie, Inc.	1,288,362	183,449,865
BioMarin Pharmaceutical, Inc.(a)	930,300	84,731,724
Vertex Pharmaceuticals, Inc.(a)	352,306	125,001,692

Total		393,183,281

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	538,400	56,149,736
Boston Scientific Corp.(a)	1,801,686	100,696,231

Total		156,845,967

Health Care Providers & Services 3.3%
Elevance Health, Inc.	455,843	218,572,160
UnitedHealth Group, Inc.	307,941	170,282,135

Total		388,854,295

Life Sciences Tools & Services 2.0%
Danaher Corp.	280,051	62,538,189
IQVIA Holdings, Inc.(a)	276,483	59,195,010
Thermo Fisher Scientific, Inc.	223,487	110,795,915

Total		232,529,114

Pharmaceuticals 2.1%
Eli Lilly & Co.	406,603	240,318,637

Total Health Care		1,411,731,294

Industrials 9.1%
Aerospace & Defense 1.1%
L3Harris Technologies, Inc.	123,874	23,636,398
RTX Corp.	1,336,945	108,934,279

Total		132,570,677

Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	584,153	88,563,436

Electrical Equipment 0.8%
Emerson Electric Co.	1,043,124	92,733,724

Ground Transportation 3.0%
Uber Technologies, Inc.(a)	3,046,379	171,754,848
Union Pacific Corp.	786,503	177,175,531

Total		348,930,379

Industrial Conglomerates 2.2%
General Electric Co.	988,612	120,412,941
Honeywell International, Inc.	683,615	133,933,851

Total		254,346,792

Machinery 1.3%
Parker-Hannifin Corp.	367,030	158,990,055

Total Industrials		1,076,135,063

Information Technology 28.1%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	1,127,194	147,662,414

IT Services 2.3%
Accenture PLC, Class A	362,079	120,622,998
International Business Machines Corp.	916,030	145,245,717

Total		265,868,715

Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.(a)	551,329	66,799,022
Entegris, Inc.	503,154	52,529,278
Lam Research Corp.	188,996	135,306,016
Marvell Technology, Inc.	866,928	48,313,897
NVIDIA Corp.	857,799	401,192,592
QUALCOMM, Inc.	1,139,652	147,072,091

Total		851,212,896

Software 11.3%
Adobe, Inc.(a)	226,244	138,237,346
Intuit, Inc.	362,038	206,890,236
Microsoft Corp.	2,391,892	906,311,798
Palo Alto Networks, Inc.(a)	259,713	76,638,709

Total		1,328,078,089

Columbia Contrarian Core Fund | First Quarter Report 2023        3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Contrarian Core Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	3,803,010	722,381,749

Total Information Technology		3,315,203,863

Materials 2.7%
Chemicals 1.1%
Sherwin-Williams Co. (The)	471,610	131,484,868

Containers & Packaging 0.8%
Avery Dennison Corp.	499,602	97,172,589

Metals & Mining 0.8%
Newmont Corp.	2,164,276	86,982,253

Total Materials		315,639,710

Real Estate 1.3%
Specialized REITs 1.3%
American Tower Corp.	721,167	150,565,246

Total Real Estate		150,565,246

Utilities 1.9%
Multi-Utilities 1.9%
Ameren Corp.	919,558	71,348,505
DTE Energy Co.	791,579	82,411,290
Public Service Enterprise Group, Inc.	1,126,250	70,311,787

Total		224,071,582

Total Utilities		224,071,582

Total Common Stocks (Cost $6,432,743,392)		11,484,475,570

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	263,959,514	263,906,722

Total Money Market Funds (Cost $263,840,393)		263,906,722

Total Investments in Securities (Cost: $6,696,583,785)		11,748,382,292

Other Assets & Liabilities, Net		49,076,991

Net Assets		11,797,459,283

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%
	255,220,678	483,648,839	(474,991,712)	28,917	263,906,722	573	4,364,759	263,959,514

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4        Columbia Contrarian Core Fund | First Quarter Report 2023

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